Average Annual Total Returns ((Delaware REIT Fund))	0 Months Ended
Feb. 28, 2012
(Institutional) | FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.29%
5 Years	(1.42%)
10 Years	10.20%
(Institutional) | Institutional Class
Average Annual Return:
1 Year	10.35%
5 Years	(0.97%)
10 Years	9.49%
(Institutional) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	9.61%
5 Years	(2.64%)
10 Years	7.13%
(Institutional) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.70%
5 Years	(1.50%)
10 Years	7.58%
(Retail) | FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.29%
5 Years	(1.42%)
10 Years	10.20%
(Retail) | Class A
Average Annual Return:
1 Year	3.76%
5 Years	(2.38%)
10 Years	8.58%
(Retail) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	3.15%
5 Years	(2.94%)
10 Years	6.32%
(Retail) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.42%
5 Years	(2.61%)
10 Years	6.82%
(Retail) | Class B
Average Annual Return:
1 Year	5.27%
5 Years	(2.27%)
10 Years	8.56%
(Retail) | Class C
Average Annual Return:
1 Year	8.27%
5 Years	(1.96%)
10 Years	8.40%
(Retail) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03–12/31/11)
1 Year	9.49%
5 Years	(1.54%)
Lifetime	8.82%